LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
Schedule of long-term debt

	As at	As at
	December 31,	December 31,
	2020	2019
Credit Facility(i)(ii)	$(2,768)	$(4,238)
2020 Notes(i)(iii)	198,505	—
2018 Notes(i)(iii)	348,145	347,974
2017 Notes(i)(iii)	298,454	298,238
2016 Notes(i)(iii)	348,790	348,527
2015 Note(i)(iii)	49,690	49,625
2012 Notes(i)(iii)	199,575	199,404
2010 Notes(i)(iii)	124,850	484,578
Total debt	$1,565,241	$1,724,108
Less: current portion	—	360,000
Total long-term debt	$1,565,241	$1,364,108

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)

There were no amounts outstanding under the Credit Facility (as defined below) as at December 31, 2020 and December 31, 2019. The December 31, 2020 and December 31, 2019 balances relate to deferred financing costs which are being amortized on a straight‑line basis until the maturity date of June 22, 2023.

(iii)	The terms 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note, 2012 Notes and 2010 Notes are defined below.

Schedule of Debt Principal Repayments

	2021	2022	2023	2024	2025	Thereafter	Total
2020 Notes	$—	$—	$—	$—	$—	$200,000	$200,000
2018 Notes	—	—	—	—	—	350,000	350,000
2017 Notes	—	—	—	—	40,000	260,000	300,000
2016 Notes	—	—	100,000	—	—	250,000	350,000
2015 Note	—	—	—	—	50,000	—	50,000
2012 Notes	—	100,000	—	100,000	—	—	200,000
2010 Notes	—	125,000	—	—	—	—	125,000
Total	$—	$225,000	$100,000	$100,000	$90,000	$1,060,000	$1,575,000

Schedule of finance costs

	Year Ended December 31,
	2020	2019
Interest on Notes	$77,739	$91,147
Stand-by fees on credit facilities	5,107	5,862
Amortization of credit facilities financing and note issuance costs	3,594	2,800
Interest on Credit Facility	5,304	1,270
Accretion expense on reclamation provisions	3,502	5,715
Interest on lease obligations, other interest and penalties	2,684	2,336
Interest capitalized to assets under construction	(2,796)	(4,048)
Total finance costs	$95,134	$105,082

2020 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000

2018 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.54%	6/30/2023
Series B	200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$350,000

2012 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024
Total	$200,000